Equity and Stock-based Compensation (Tables)	12 Months Ended
Mar. 31, 2019
Equity [Abstract]
Schedule of Warrant Assumptions

The fair value of the warrants issued was estimated using a Black-Scholes pricing model with the following assumptions:

Risk free interest rate	0.58% to 0.97%
Expected life in years	2 - 3 years
Expected volatility	98.96 to 146.6%

Summary of Stock Option Activity

A summary of the stock option activity for the years ended March 31, 2019, 2018 and 2017 is presented below:

	Option	Weighted average exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
	Shares	price	Life	Value
	#	$	(years)	$
Outstanding April 1, 2016	10,100,000	$0.060	4.75	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled/Expired	(3,600,000)	0.060	—	—
Outstanding March 31, 2017	6,500,000	0.060	3.75	$—
Granted	4,200,000	0.040	4.41	—
Exercised	—	—	—	—
Cancelled/Expired	—	—	—	—
Outstanding, March 31, 2018	10,700,000	0.051	3.43	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled/Expired	—	—	—	—

Outstanding, March, 31, 2019	10,700,000	$0.051	2.43	$—

Exercisable, March 31, 2019	10,700,000

Schedule of Stock Options Valuation Assumptions

The option grants were estimated on the date of the grant using the Black-Scholes option pricing model and using the following assumptions:

Expected option life (years)	2.5 years
Risk free interest rate	1.12%
Expected volatility	106%

The option grants were estimated on the date of the grant using the Black-Scholes option pricing model and using the following assumptions:

Expected option life (years)	5 years
Risk free interest rate	1.56%
Expected volatility	122%